INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - BioInvent International AB - Summary of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments
Gross unrealized losses	$ (581)	$ (8,895)	$ 5,660
Common Stock | BioInvent International AB
Schedule of Investments
Cost	4,337	4,337
Gross unrealized losses	(2,662)	(1,574)
Investments, Fair Value Disclosure	$ 1,675	$ 2,763